Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Asset Retirement Obligations [Abstract]
Asset retirement obligations, beginning of period		$ 17,833,000	$ 13,937,000	$ 13,937,000
Liability assumed					12,900,000
Additional layer				1,986,000
Accretion expense		1,103,000		1,910,000
Asset retirement obligations, end of period		18,936,000		17,833,000	13,937,000
Accretion expense		$ 1,103,000	$ 871,000	$ 1,910,000	$ 1,037,000